CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 15		$ 15
Ordinary shares, par value per share		0.10		0.10
Ordinary shares, shares authorized	130,000,000	130,000,000	130,000,000	130,000,000
Ordinary shares, shares outstanding	39,951,106	39,951,106	32,269,695	32,269,695
Ordinary shares, shares issued	39,951,106	39,951,106	32,269,695	32,269,695